Organization and Business Description - Schedule of Cash Flow (Details) - VIE [Member] - USD ($)	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Schedule of Cash Flow [Line Items]
Net cash provided by (used in) operating activities	$ 533,959	$ (400,179)
Net cash (used in) provided by investing activities	(777,652)	640,342
Net cash provided by (used in) financing activities	$ 261,975	$ (132,779)